Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Total finance receivables, net	¥ 33,625,035	¥ 31,694,359
Deferred origination costs	446,538	439,613
Less - Unearned income	(2,349,215)	(1,970,115)
Current assets	11,453,249	11,057,269
Non-current assets	22,171,786	20,637,090
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	35,978,528	33,639,135
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(356,304)	(336,152)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	27,638,021	25,489,945
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(56,721)	(46,909)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	3,437,970	3,143,424
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(37,791)	(31,213)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 4,902,537	¥ 5,005,766